CREDIT FACILITY (Details Narrative) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2017 CAD ($)
A B L Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Credit facility		$ 10	$ 628
Credit facility expire date	Apr. 16, 2024
Royal Bank Of Canada And Export Development Canada [Member] | Revolving Credit Facility Agreement [Member]
IfrsStatementLineItems [Line Items]
Credit facility				$ 20
Credit Facility interest Description	The terms of the agreement were amended on October 23, 2020, renewing the asset-based lending (ABL) facility for a three-year term. The credit facility bears interest at a rate of 0.75% - 1% plus Canadian prime rate for loans denominated in Canadian dollars and 0.75% - 1% plus US prime rate for loans denominated in US dollars.
Royal Bank Of Canada And Export Development Canada [Member] | Credit Commitments [Member]
IfrsStatementLineItems [Line Items]
Credit facility	$ 30,000
Credit facility expire date	Apr. 16, 2024
Credit facility	$ 15,976		$ 0
Deferred financing fees	50
Carrying value of the debt	$ 15,926